Investment Strategy - Qualivian Focus Fund ETF	Jul. 13, 2026
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing primarily in equity securities of large- and mid-capitalization companies that Qualivian Investment Partners, the Fund’s sub-adviser, believes are high quality, growing businesses that are trading at reasonable valuations. The Sub-Adviser refers to these companies as “Quality Compounders.”
The Sub-Adviser defines Quality Compounders as companies that it believes (1) possess durable competitive advantages (e.g., cost leadership, network effects, differentiated product/service, customer stickiness, brand loyalty and recognition, patents and intellectual property), (2) are led by owner-oriented management teams with a history of intelligent capital allocation, (3) have high returns on capital, and (4) enjoy opportunities to reinvest excess capital at similar high returns. The Quality Compounders will, in the Sub-Adviser’s opinion, enjoy sustainable competitive moats (i.e., protections against competition) that generate significant free cash flow and have management teams with a history of successful capital allocation (e.g., strategically reinvesting capital back into the business through such things as capital expenditures in property, plant & equipment (PP&E), research and development (R&D), brand building, and acquisitions that generate returns in excess of their cost of capital). The Fund may, at times, have exposure to foreign companies through its investments in American Depositary Receipts (“ADRs”).
Investment Process
The Sub-Adviser’s investment strategy seeks to produce a consistent, repeatable process that focuses on extensive fundamental research, downside protection, and shareholder value creation. The Sub-Adviser has developed a proprietary methodology for selecting investments that blends both quantitative and qualitative analysis. The Sub-Adviser’s investment process has four stages:
•Stage 1: Idea Generation/Research/Valuation: Idea generation involves looking for investments that exhibit key traits of Quality Compounders and are valued below their intrinsic value (i.e., the value assigned to the company by the Sub-Adviser). The Sub-Adviser’s quantitative screening process, which considers various types of data, such as financial metrics, earnings, and market trends, is designed to narrow the Fund’s universe to a manageable number of companies to monitor and assess. The Sub-Adviser then thoroughly assesses each company in order to estimate a range of intrinsic values for each company, looking for the highest quality companies that are trading at a discount to their intrinsic values.
•Stage 2: Portfolio Construction: The portfolio construction process is based on bottom-up fundamental stock selection and a rigorous valuation analysis, selecting those stocks that the Sub-Adviser believes have the most attractive growth and return prospects and that are priced at an appropriate discount to the Sub-Adviser’s assessment of their long-term intrinsic value. The bottom-up fundamental stock selection process involves the Sub-Adviser analyzing a company’s financial statements, including its income statement, balance sheet, and cash flow statement to gauge its financial health. This review may include looking at one or more of the following financial metrics: a company’s earnings per share, price-to-earnings ratio, price-to- cash flows, earnings growth, and/or growth of cash flows. The Sub-Adviser attempts to balance the risk-reward of each stock position and to weight it accordingly. The Sub-Adviser believes that the primary purpose of portfolio construction is to manage the potential for permanent capital loss. Since the Sub-Adviser’s investment process seeks to avoid material portfolio impairment if any one judgment is wrong, the Sub-Adviser believes it is important to understand the degree to which the long-term economic drivers of the portfolio’s underlying companies are similar, so that the Sub-Adviser can seek to size the combined exposure appropriately. The Sub-Adviser seeks to allow the overall process to drive long-term results rather than being over-reliant on any one investment decision.
•Stage 3: Portfolio Management: The Sub-Adviser aims to continuously monitor and rebalance the Fund’s portfolio to target weights based on potential upside performance and overall sector and other risk exposures. The Sub-Adviser’s focus is on achieving what it believes is the best possible safe compounding of capital over a period of many years (i.e., targeted average holding period of 3-5 years) rather than managing short-term volatility of returns. Furthermore, the Sub-Adviser will apply a disciplined portfolio “pruning” process, adding a new position if it displaces a less attractive holding.
•Stage 4: Risk Management: The Sub-Adviser believes there is no substitute for considering both individual investments, and how they fit together in the Fund’s portfolio. In respect of individual securities, the Sub-Adviser believes that investing in Quality Compounders reduces chances of permanent capital loss given strong franchise characteristics. The Sub-Adviser determines an investment’s margin of safety based on its assessment of the combination of the quality of the underlying company and the discount from a conservative appraisal of intrinsic value offered by the price at which the stock is trading. Furthermore, the Fund will be subject to the following investment restrictions, measured at the time of purchase, in order to avoid concentrated factor exposures: (i) the net exposure of the Fund in a single issuer shall not exceed 12% of the Fund’s net asset value and (ii) the Fund’s exposure to any one sector will typically not exceed 30%-35% of the Fund’s net asset value.
General Portfolio Information
Following the four-stage investment process, the Sub-Adviser will select a focused portfolio of approximately 20-25 companies that the Sub-Adviser believes are Quality Compounders. These companies are selected because the Sub-Adviser believes they offer the potential for long-term compounding of capital. Position sizes will generally range between 2% and 12% while sector weightings in the Fund are driven by the Sub-Adviser’s outlook which means the Fund may at times be overweight some sectors while omitting other sectors. The specific sector allocations will likely be different over time as the economic and market environments change. The Fund is not managed relative to a particular securities index or securities benchmark. Rather, the Sub-Adviser makes investment decisions based on the results of its research processes.
The Sub-Adviser will consider selling or paring back a portfolio holding based on the following considerations: the investment thesis is no longer supported; the price exceeds the upper end of the estimated valuation range, set by the Sub-Adviser; to reduce outsized positions for risk management purposes; or if a relatively better investment opportunity is identified.
The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund.